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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [_] ; Amendment Number: __

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:    St. Denis J. Villere & Co., LLC
 Address: 601 Poydras Street, Suite 1808
          New Orleans, LA  70130

13F File Number: 28- 774

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:    George V. Young
 Title:   LLC Member
 Phone:   (504) 525-0808

Signature, Place and Date of Signing:

   /s/ George V. Young          New Orleans,  LA         October 30, 2012
-------------------------- ------------------------- -------------------------
      [Signature]                [City, State]                [Date]

 Report Type (Check only one.) :

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number               Name

28-_______________________    __________________________________________________
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            56

Form 13F Information Table Value Total:   $ 1,361,285
                                               (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.   13F File Number           Name

       ____   28-______________________ ___________________________________

         [Repeat as necessary.]

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
COLUMN 1                        COLUMN 2      COLUMN 3        COLUMN 4          COLUMN 5     COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- ----------- ------------------- --------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE    SHRS OR                  INVESTMENT   OTHER  -------------------
NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x 1,000)  PRN AMT  SH/PRN PUT/CALL DISCRETION  MANAGER SOLE   SHARED  NONE
---------------------------- -------------- ----------- --------- --------- ------ -------- ---------- -------- ---- --------- ----
3-D SYS CORP DEL             COM NEW        88554D 20 5   101,964 3,103,923 Sh              OTHER                    3,103,923
POOL CORPORATION             COM            73278L 10 5    92,978 2,236,120 Sh              OTHER                    2,236,120
VISA INC                     COM CL A       92826C 83 9    92,597   689,585 Sh              OTHER                      689,585
APPLE INC                    COM            037833 10 0    77,729   116,514 Sh              OTHER                      116,514
LUMINEX CORP DEL             COM            55027E 10 2    77,124 3,967,268 Sh              OTHER                    3,967,268
B/E AEROSPACE INC            COM            073302 10 1    69,597 1,652,785 Sh              OTHER                    1,652,785
CARNIVAL CORP                PAIRED CTF     143658 30 0    66,283 1,819,407 Sh              OTHER                    1,819,407
NORTHERN OIL & GAS INC NEV   COM            665531 10 9    60,115 3,538,257 Sh              OTHER                    3,538,257
ION GEOPHYSICAL CORP         COM            462044 10 8    59,895 8,630,342 Sh              OTHER                    8,630,342
VARIAN MED SYS INC           COM            92220P 10 5    57,999   961,522 Sh              OTHER                      961,522
EPIQ SYS INC                 COM            26882D 10 9    57,756 4,303,711 Sh              OTHER                    4,303,711
NIC INC                      COM            62914B 10 0    56,004 3,784,033 Sh              OTHER                    3,784,033
CONSTANT CONTACT INC         COM            210313 10 2    54,151 3,112,120 Sh              OTHER                    3,112,120
INGREDION INC                COM            457187 10 2    53,995   978,877 Sh              OTHER                      978,877
SANDRIDGE ENERGY INC         COM            80007P 30 7    53,435 7,660,935 Sh              OTHER                    7,660,935
SMUCKER J M CO               COM NEW        832696 40 5    50,569   585,761 Sh              OTHER                      585,761
SOTHEBYS                     COM            835898 10 7    47,635 1,512,219 Sh              OTHER                    1,512,219
EURONET WORLDWIDE INC        COM            298736 10 9    45,891 2,442,286 Sh              OTHER                    2,442,286
BANK OF AMERICA CORPORATION  7.25%CNV PFD L 060505 68 2    29,757    27,325 Sh              OTHER                       27,325
FLOWERS FOODS INC            COM            343498 10 1    28,399 1,407,300 Sh              OTHER                    1,407,300
MCDONALDS CORP               COM            580135 10 1    20,453   222,920 Sh              OTHER                      222,920
ABBOTT LABS                  COM            002824 10 0    18,983   276,888 Sh              OTHER                      276,888
SCHLUMBERGER LTD             COM            806857 10 8    16,610   229,645 Sh              OTHER                      229,645
CULLEN FROST BANKERS INC     COM            229899 10 9    12,504   217,725 Sh              OTHER                      217,725
SANCHEZ ENERGY CORP          COM            79970Y 10 5     6,440   315,200 Sh              OTHER                      315,200
JPMORGAN CHASE & CO          COM            46625H 10 0     4,971   122,810 Sh              OTHER                      122,810
SOUTHWESTERN ENERGY CO       COM            845467 10 9     4,828   138,820 Sh              OTHER                      138,820
VERIZON COMMUNICATIONS INC   COM            92343V 10 4     4,343    95,312 Sh              OTHER                       95,312
COCA COLA CO                 COM            191216 10 0     4,120   108,612 Sh              OTHER                      108,612
JOHNSON & JOHNSON            COM            478160 10 4     3,807    55,243 Sh              OTHER                       55,243
CHEVRON CORP NEW             COM            166764 10 0     3,346    28,708 Sh              OTHER                       28,708
MICROSOFT CORP               COM            594918 10 4     3,028   101,755 Sh              OTHER                      101,755
EXXON MOBIL CORP             COM            30231G 10 2     2,666    29,154 Sh              OTHER                       29,154
LEGGETT & PLATT INC          COM            524660 10 7     2,316    92,475 Sh              OTHER                       92,475
NORFOLK SOUTHERN CORP        COM            655844 10 8     1,856    29,175 Sh              OTHER                       29,175
GENERAL MLS INC              COM            370334 10 4     1,799    45,150 Sh              OTHER                       45,150
AT&T INC                     COM            00206R 10 2     1,755    46,561 Sh              OTHER                       46,561
CLECO CORP NEW               COM            12561W 10 5     1,543    36,750 Sh              OTHER                       36,750
RAYTHEON CO                  COM NEW        755111 50 7     1,514    26,490 Sh              OTHER                       26,490
MICROCHIP TECHNOLOGY INC     COM            595017 10 4     1,235    37,730 Sh              OTHER                       37,730
WESTAR ENERGY INC            COM            95709T 10 0     1,197    40,350 Sh              OTHER                       40,350
COLGATE PALMOLIVE CO         COM            194162 10 3       959     8,944 Sh              OTHER                        8,944
HENRY JACK & ASSOC INC       COM            426281 10 1       946    25,000 Sh              OTHER                       25,000
TUPPERWARE BRANDS CORP       COM            899896 10 4       911    17,000 Sh              OTHER                       17,000

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
PEPSICO INC                  COM            713448 10 8       778    11,000 Sh              OTHER                       11,000
BRISTOW GROUP INC            COM            110394 10 3       708    14,000 Sh              OTHER                       14,000
SOUTHERN CO                  COM            842587 10 7       645    14,000 Sh              OTHER                       14,000
INTERNATIONAL BUSINESS MACHS COM            459200 10 1       630     3,037 Sh              OTHER                        3,037
CATERPILLAR INC DEL          COM            149123 10 1       430     5,000 Sh              OTHER                        5,000
ALLSTATE CORP                COM            020002 10 1       396    10,000 Sh              OTHER                       10,000
3M CO                        COM            88579Y 10 1       370     4,000 Sh              OTHER                        4,000
TRAVELERS COMPANIES INC      COM            89417E 10 9       340     4,975 Sh              OTHER                        4,975
HOME DEPOT INC               COM            437076 10 2       275     4,550 Sh              OTHER                        4,550
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259 20 6       254     3,664 Sh              OTHER                        3,664
MCMORAN EXPLORATION CO       COM            582411 10 4       250    21,250 Sh              OTHER                       21,250
DU PONT E I DE NEMOURS & CO  COM            263534 10 9       205     4,080 Sh              OTHER                        4,080
                                                        1,361,285